Document and Entity Information	Nov. 30, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	PRIMAVERA CAPITAL ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39915
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	41/F Gloucester Tower
Entity Address, Address Line Two	15 Queen’s Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Country Region	852
City Area Code	3767
Local Phone Number	5100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001818787
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PV
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	PV.U
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PV WS
Security Exchange Name	NYSE